SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
SEGMENT REPORTING

31. SEGMENT REPORTING

The Group operates in one segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group generates its revenues from customers in the Greater China (including PRC, Taiwan, Hong Kong and Macau), North America and other areas for the years ended December 31, 2017, 2018 and 2019.

The following geographic area information includes revenue based on location of players for the years ended December 31, 2017, 2018 and 2019:

	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 3)
Greater China	19,690,716	16,430,205	182,107	26,158
North America	51,156,109	—	—	—
Other areas	2,301,731	1,001,653	159,388	22,895
Total	73,148,556	17,431,858	341,495	49,053

The majority of the Group’s assets are located in Greater China.